UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 10/31/09 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	October 31, 2009

Principal Amount		Value

CORPORATE BONDS & NOTES (78.9%)

	BASIC MATERIALS (3.0%)
$400,000	Dow Chemical Co. (The), Senior Notes, 8.55%, 5/15/19	$456,649
300,000	Freeport-McMoRan Copper & Gold, Inc., Senior Notes, 8.25%, 4/1/15	321,750
346,000	United States Steel Corp., Senior Notes, 5.65%, 6/1/13	340,745
		1,119,144
	COMMUNICATIONS (10.2%)
400,000	American Tower Corp., Senior Notes, 7.00%, 10/15/17	438,000
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	339,500
300,000	Crown Castle International Corp., Senior Notes, 9.00%, 1/15/15	316,500
350,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 6.38%, 6/15/15	361,375
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	487,500
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	407,000
350,000	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/1/14	352,625
400,000	Qwest Corp., Senior Notes, 8.88%, 3/15/12	421,000
350,000	Sprint Capital Corp., 8.38%, 3/15/12	354,375
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	363,125
		3,841,000
	CONSUMER, CYCLICAL (11.4%)
350,000	AmeriGas Partners L.P., Senior Notes, 7.25%, 5/20/15	344,750
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	452,500
210,000	Dillard’s, Inc., Senior Notes, 7.85%, 10/1/12	195,825
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	573,000
500,000	Ford Motor Co., Global Landmark Securities, Senior Notes, 7.45%, 7/16/31	410,000
350,000	Goodyear Tire & Rubber Co. (The), Senior Notes, 10.50%, 5/15/16	378,875
400,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.25%, 3/1/16	406,000
500,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	496,250
350,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	350,875
300,000	Royal Caribbean Cruises Ltd., Senior Notes, 6.88%, 12/1/13	284,250
400,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Mortgage Notes, 6.63%, 12/1/14	378,500
		4,270,825

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (13.6%)
$400,000	Bausch & Lomb, Inc., Senior Notes, 9.88%, 11/1/15	$414,000
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	300,000
450,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	463,500
400,000	Constellation Brands, Inc., Senior Notes, 7.25%, 5/15/17	401,000
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	291,000
500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	506,250
300,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	299,934
350,000	Inverness Medical Innovations, Inc., Senior Subordinated Notes, 9.00%, 5/15/16	355,250
300,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	293,250
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	344,750
300,000	Reynolds American, Inc., Senior Secured Notes, 6.75%, 6/15/17	308,815
400,000	SUPERVALU, Inc., Senior Notes, 7.50%, 11/15/14	399,000
350,000	Tyson Foods, Inc., Senior Notes, 7.85%, 4/1/16	360,500
350,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.75%, 2/1/15	362,250
		5,099,499
	DIVERSIFIED (1.2%)
500,000	Leucadia National Corp., Senior Notes, 7.13%, 3/15/17	472,500
	ENERGY (24.0%)
400,000	Allis-Chalmers Energy, Inc., Senior Notes, 9.00%, 1/15/14	338,000
350,000	Arch Western Finance LLC, Guaranteed Senior Notes, 6.75%, 7/1/13	337,750
300,000	Chesapeake Energy Corp., Senior Notes, 7.50%, 6/15/14	303,000
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	337,750
400,000	Complete Production Services, Inc., Senior Notes, 8.00%, 12/15/16	379,000
350,000	Dynegy Holdings, Inc., Senior Notes, 7.50%, 6/1/15	322,000
500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	472,500
300,000	Frontier Oil Corp., 8.50%, 9/15/16	306,000
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	497,500
300,000	McMoRan Exploration Co., Senior Notes, 11.88%, 11/15/14	302,250
495,000	Nabors Industries, Inc., Guaranteed Senior Notes, 6.15%, 2/15/18	505,560
400,000	Newfield Exploration Co., Senior Notes, 6.63%, 9/1/14	395,000
250,000	North American Energy Partners, Inc., Senior Notes, 8.75%, 12/1/11	246,250

1

Value Line Aggressive Income Trust

October 31, 2009

Principal Amount		Value
$400,000	Peabody Energy Corp., Senior Notes, 7.38%, 11/1/16	$406,000
300,000	PetroHawk Energy Corp., Senior Notes, 7.88%, 6/1/15	304,500
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	421,580
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	493,750
325,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	333,125
300,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	288,000
350,000	Swift Energy Co., Senior Notes, 7.63%, 7/15/11	351,750
350,000	Tesoro Corp., Notes, 6.50%, 6/1/17	313,250
250,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (1)	230,625
500,000	Whiting Petroleum Corp., Senior Notes, 7.25%, 5/1/13	500,625
600,000	Williams Companies, Inc., Senior Notes, 7.13%, 9/1/11	638,625
		9,024,390
	FINANCIAL (2.3%)
300,000	Ford Motor Credit Co. LLC, Senior Notes, 8.00%, 12/15/16	289,803
500,000	Principal Financial Group, Inc., Senior Notes, 7.88%, 5/15/14	560,733
		850,536
	INDUSTRIAL (8.9%)
350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	343,875
400,000	Allied Waste North America, Inc., Senior Notes, 7.88%, 4/15/13	412,500
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	412,000
350,000	Case New Holland, Inc., Senior Notes, 7.13%, 3/1/14	346,500
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	386,000
500,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	487,500
400,000	L-3 Communications Corp., Senior Subordinated Notes, 5.88%, 1/15/15	389,000
200,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	201,463
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	369,000
		3,347,838
	TECHNOLOGY (1.8%)
81,000	Broadridge Financial Solutions, Inc., Senior Notes, 6.13%, 6/1/17	80,364
350,000	First Data Corp., Senior Notes, 9.88%, 9/24/15	322,875
300,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	294,000
		697,239

Principal Amount		Value
	UTILITIES (2.5%)
$400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	$397,500
350,000	RRI Energy, Inc., Senior Notes, 7.63%, 6/15/14	341,250
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	213,000
		951,750

	TOTAL CORPORATE BONDS & NOTES
	(Cost $28,455,376)	29,674,721
CONVERTIBLE CORPORATE BONDS & NOTES (8.9%)

	COMMUNICATIONS (0.6%)
250,000	NII Holdings, Inc. 3.13%, 6/15/12	221,563
	CONSUMER, NON-CYCLICAL (2.8%)
250,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	247,187
250,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	223,750
200,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	179,000
400,000	Medtronic, Inc., Senior Notes, 1.63%, 4/15/13	389,000
		1,038,937
	ENERGY (0.7%)
300,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	186,375
100,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	86,625
		273,000
	FINANCIAL (0.9%)
400,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	351,500
	INDUSTRIAL (1.7%)
400,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	375,500
350,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	262,938
		638,438
	TECHNOLOGY (2.2%)
300,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	307,125
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	270,812

2

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value
$300,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	$231,750
		809,687
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $2,991,003)	3,333,125

Shares		Value

COMMON STOCKS (1.7%)

	ENERGY (1.2%)
10,000	Boardwalk Pipeline Partners, L.P.	257,200
2,500	Energy Transfer Partners, L.P.	108,375
2,000	Plains All American Pipeline, L.P.	95,660
		461,235
	FINANCIALS (0.3%)
3,000	Equity Residential	86,640
35	Simon Property Group, Inc.	2,376
		89,016
	HEALTH CARE (0.2%)
5,000	Pfizer, Inc.	85,150

	TOTAL COMMON STOCKS (2)
	(Cost $571,271)	635,401
PREFERRED STOCKS (0.2%)

	FINANCIALS (0.2%)
3,000	Health Care REIT, Inc. Series F 7.625%	71,100
	TOTAL PREFERRED STOCKS (2) (Cost $75,000)	71,100
	TOTAL INVESTMENT SECURITIES (3) (89.7%)
	(Cost $32,092,650)	33,714,347

Principal
Amount		Value

REPURCHASE AGREEMENT (4) (8.2%)

$3,100,000	With Morgan Stanley, 0.03%, dated 10/30/09, due 11/2/09, delivery value $3,100,008 (collateralized by $3,110,000 U.S. Treasury Notes 3.625%, due 01/15/10, with a value of $3,165,133)	$3,100,000

	TOTAL REPURCHASE AGREEMENTS (3)
	(Cost $3,100,000)	3,100,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)		785,454
NET ASSETS (5) (100%)		$37,599,801

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($37,599,801 ÷ 8,221,004 shares outstanding)		$4.57

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Values determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(5)
For federal income tax purposes, the aggregate cost was $35,192,650, aggregate gross unrealized appreciation was $1,979,735, aggregate gross unrealized depreciation was $358,038 and the net unrealized appreciation was $1,621,697.

ADR	American Depositary Receipt.

3

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	29,674,721	0	$29,674,721
Convertible Corporate Bonds & Notes	0	3,333,125	0	3,333,125
Short Term Investments	0	3,100,000	0	3,100,000
Common Stocks	635,401	0	0	635,401
Preferred Stocks	71,100	0	0	71,100

Total Investments in Securities	$706,501	$36,107,846	$0	$36,814,347

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	December 29, 2009